Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other Receivables and Prepayments [Abstract]
Prepaid research and development expenses	$ 305,178	$ 314,165
Prepaid insurance	47,833	92,035
Prepaid service fee	148,346	90,857
Rental deposits	16,296	12,011
Prepaid rental expenses		13,205
Other receivables	204,752	47,697
Others	21,603	23,508
Total	$ 744,008	$ 593,478